Allowance for expected credit losses - Schedule of ECL Sensitivity to Economic Assumptions (Details) - GBP (£) £ in Millions	Jun. 30, 2024	Dec. 31, 2023
Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	£ 3,596	£ 4,021
Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	2,562	2,626
Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	3,132	3,348
Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	4,075	4,397
Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	6,653	9,100
UK mortgages | Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	971	1,115
UK mortgages | Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	387	395
UK mortgages | Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	658	670
UK mortgages | Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	1,190	1,155
UK mortgages | Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	3,004	4,485
Credit cards | Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	700	810
Credit cards | Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	583	600
Credit cards | Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	676	771
Credit cards | Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	772	918
Credit cards | Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	903	1,235
Other Retail | Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	942	945
Other Retail | Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	855	850
Other Retail | Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	915	920
Other Retail | Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	990	981
Other Retail | Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	1,139	1,200
Commercial Banking | Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	982	1,150
Commercial Banking | Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	735	780
Commercial Banking | Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	882	986
Commercial Banking | Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	1,122	1,342
Commercial Banking | Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	1,606	2,179
Other | Probability-weighted
Allowance For Impairment Losses [Line Items]
ECL allowance	1	1
Other | Upside
Allowance For Impairment Losses [Line Items]
ECL allowance	2	1
Other | Base case
Allowance For Impairment Losses [Line Items]
ECL allowance	1	1
Other | Downside
Allowance For Impairment Losses [Line Items]
ECL allowance	1	1
Other | Severe downside
Allowance For Impairment Losses [Line Items]
ECL allowance	£ 1	£ 1